Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	410	60	–	300	49	590	–	–
EURO floating rate vs. USD floating rate swap	–	–	1	–	–	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	–	–	–	–	4	–
EuroBond Swap	–	–	–	–	4	32	–	8
Pre Dollar Swap	19	–	–	1	–	41	–	–
AUD floating rate vs. fixed USD rate swap	–	–	2	–	–	–	–	–
Treasury future	–	–	–	–	5	–	–	–

	429	60	3	301	58	663	4	8
Commodities price risk
Nickel
Fixed price program	1	–	13	–	1	–	12	—
Purchase program	–	–	–	–	–	–	15	–
Bunker Oil Hedge	4	–	16	–	–	–	–	–
Coal	–	–	–	–	–	–	2	–
Maritime Freight Hiring Protection Program	–	–	–	–	–	–	2	–

	5	–	29	–	1	–	31	–
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	161	–	–	–	–	–	–	53
Foreign exchange cash flow hedge	–	–	20	–	14	–	–	–

	161	–	20	–	14	–	–	53

Total	595	60	52	301	73	663	35	61

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Amount of gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(92)	451	1,598	(337)	(956)	(243)	–	–	–
EURO floating rate vs. USD floating rate swap	–	(1)	–	–	1	(1)	–	–	–
USD floating rate vs. fixed USD rate swap	–	(2)	(2)	4	3	8	–	–	–
EuroBond Swap	(30)	(5)	–	1	(1)	–	–	–	–
Pre Dollar Swap	(23)	4	–	(1)	(2)	–	–	–	–
Swap USD fixed rate vs. CDI	69	–	–	(68)	–	–	–	–	–
South African Rande Forward	(8)	–	–	8	–	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	3	14	(2)	(9)	(5)	–	–	–
Treasury Future	(12)	–	–	6	–	–	–	–	–
Swap Convertibles	–	37	–	–	(37)	–	–	–	–

	(96)	487	1,610	(389)	(1,001)	(241)	–	–	–
Commodities price risk
Nickel
Fixed price program	39	4	5	(41)	(7)	79	–	–	–
Strategic program	15	(87)	(95)	–	105	73	–	–	–
Copper	1	–	–	–	–	–	–	–	–
Aluminum	–	–	–	7	16	–	–	–	–
Bunker Oil Hedge	37	4	50	(48)	(34)	(16)	–	–	–
Coal	–	(4)	–	2	3	–	–	–	–
Maritime Freight Hiring Protection Program	–	(5)	66	2	(24)	(37)	–	–	–
Natural gas	–	–	(4)	–	–	6	–	–	–

	92	(88)	22	(78)	59	105	–	–	–
Embedded derivatives:
For nickel concentrate costumer sales	–	–	(25)	–	–	(14)	–	–	–
Customer raw material contracts	–	–	(76)	–	–	–	–	–	–
Energy—Aluminum options	(7)	(51)	–	–	–	–	–	–	–

	(7)	(51)	(101)	–	–	(14)	–	–	–
Derivatives designated as hedge
Bunker Oil Hedge	–	–	(16)	–	47	4	–	–	–
Aluminum	–	–	13	–	–	–	4	31	(36)
Strategic Nickel	49	(1)	–	(48)	–	–	211	(52)	–
Foreign exchange cash flow hedge	37	284	–	(50)	(330)	–	(60)	(5)	38

	86	283	(3)	(98)	(283)	4	155	(26)	2

Total	75	631	1,528	(565)	(1,225)	(146)	155	(26)	2

Final maturity dates

Interest rates/Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012